April 2, 2018

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Stock Fund

BNY Mellon International Equity Income Fund

BNY Mellon Asset Allocation Fund

Supplement to Prospectus

dated December 29, 2017

Effective April 2, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Large Cap Stock Fund - Portfolio Management":

C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA are the fund's primary portfolio managers. Mr. Cazalet has held that position since December 2014. Messrs. Boggs and Goslin have held that position since July 2015. Mr. Zamil has held that position since March 2017. Mr. Boggs is a director and senior portfolio manager at BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA), an affiliate of The Dreyfus Corporation. Mr. Cazalet is a managing director and head of multi-factor equity strategies at BNY Mellon AMNA. Mr. Goslin is a director and senior portfolio manager at BNY Mellon AMNA. Mr. Zamil is a managing director and global investment strategist at BNY Mellon AMNA. Messrs. Boggs, Cazalet, Goslin and Zamil also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

Effective April 2, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon International Equity Income Fund - Portfolio Management":

C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA and Syed A. Zamil, CFA are the fund's primary portfolio managers. Mr. Boggs has held that position since December 2011, and Messrs. Cazalet and Goslin have held that position since July 2015. Mr. Zamil has held that position since March 2017. Mr. Boggs is a director and senior portfolio manager at BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA), an affiliate of The Dreyfus Corporation. Mr. Cazalet is a managing director and head of multi-factor equity strategies at BNY Mellon AMNA. Mr. Goslin is a director and senior portfolio manager at BNY Mellon AMNA. Mr. Zamil is a managing director and global investment strategist at BNY Mellon AMNA. Messrs. Boggs, Cazalet, Goslin and Zamil also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

Effective April 2, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Asset Allocation Fund - Portfolio Management":

C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA and Syed A. Zamil, CFA are the fund's primary portfolio managers responsible for managing the portion of the fund's assets invested directly in large cap equity securities. Messrs. Boggs, Cazalet and Goslin have held that position since July 2015. Mr. Zamil has held that position since March 2017. Mr. Boggs is a director and senior portfolio manager at BNY Mellon Asset Management North America Corporation (BNY Mellon AMNA), an affiliate of The Dreyfus Corporation. Mr. Cazalet is a managing director and head of multi-factor equity strategies at BNY Mellon AMNA. Mr. Goslin is a director and senior portfolio manager at BNY Mellon AMNA. Mr. Zamil is a managing director and global investment strategist at BNY Mellon AMNA. Messrs. Boggs, Cazalet, Goslin and Zamil also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

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Effective April 2, 2018, the following information supersedes and replaces any contrary information contained in the sections of the fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Large Cap Stock Fund", "– BNY Mellon International Equity Income Fund" and "– BNY Mellon Asset Allocation Fund":

BNY Mellon Large Cap Stock Fund's primary portfolio managers are C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA.

BNY Mellon International Equity Income Fund's primary portfolio managers are C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA and Syed A. Zamil, CFA.

BNY Mellon Asset Allocation Fund's primary portfolio managers with respect to the portion of the fund's assets invested directly in large cap equity securities are C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA and Syed A. Zamil, CFA.

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